Note 13 - Stock Incentive Plan (Details) (USD $)	12 Months Ended			7 Months Ended		0 Months Ended					5 Months Ended	12 Months Ended						0 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2011 Restricted Stock [Member] 2010 Plan [Member] Vesting on July 1, 2012 [Member]	Nov. 04, 2011 Restricted Stock [Member] 2010 Plan [Member] Vesting on July 1, 2013 [Member]	Nov. 03, 2013 Restricted Stock [Member] 2010 Plan [Member] Vesting on November 16, 2013 [Member]	Nov. 03, 2013 Restricted Stock [Member] 2010 Plan [Member] Vesting on November 16, 2014 [Member]	Nov. 08, 2013 Restricted Stock [Member] 2010 Plan [Member] Vesting on July 1, 2014 [Member]	Nov. 08, 2013 Restricted Stock [Member] 2010 Plan [Member] Vesting on July 1, 2015 [Member]	Jul. 01, 2012 Restricted Stock [Member] 2010 Plan [Member]	Nov. 16, 2012 Restricted Stock [Member] 2010 Plan [Member]	Jul. 02, 2013 Restricted Stock [Member] 2010 Plan [Member]	Nov. 08, 2013 Restricted Stock [Member] 2010 Plan [Member]	Nov. 03, 2012 Restricted Stock [Member] 2010 Plan [Member]	Nov. 04, 2011 Restricted Stock [Member] 2010 Plan [Member]	Dec. 31, 2013 Non-Vested [Member]	Dec. 31, 2012 Non-Vested [Member]	Nov. 03, 2012 2010 Plan [Member] Officers and Directors [Member]	Nov. 03, 2012 2010 Plan [Member] Officers and Directors [Member]	Nov. 04, 2011 2010 Plan [Member] Officers and Directors [Member]	Jun. 28, 2012 2010 Plan [Member] Officers and Directors [Member]	Nov. 03, 2012 2010 Plan [Member] Eurobulk Employees [Member]	Nov. 03, 2012 2010 Plan [Member] Eurobulk Employees [Member]	Nov. 04, 2011 2010 Plan [Member] Eurobulk Employees [Member]	Jun. 28, 2012 2010 Plan [Member] Eurobulk Employees [Member]	Nov. 08, 2013 2010 Plan [Member]	Nov. 03, 2012 2010 Plan [Member]	Nov. 04, 2011 2010 Plan [Member]	Jun. 28, 2012 2010 Plan [Member]	Jun. 15, 2010 2011 Plan [Member]	Jun. 15, 2010 2007 Plan [Member]
Note 13 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																														1,500,000	10
Stock Issued During Period, Shares, Restricted Stock Award, Gross																		253,500	246,000	164,000	68,480	196,500	189,000	126,000	50,720	450,000	435,000	290,000	119,200
Number of Key People Issued Awards													19	17	17														17
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(403,650)									46,400	26,400	46,400
Dividends Payable, Current (in Dollars)	$ 13,050	$ 36,424														$ 13,050	$ 36,424
Allocated Share-based Compensation Expense (in Dollars)	568,334	671,381	568,488
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	753,800
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	9 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)	$ 748,967	$ 879,648	$ 669,075